Assets and liabilities held for sale and discontinued operations - Narrative (Details) $ in Thousands	Jul. 12, 2019 USD ($) T	Jun. 30, 2019 USD ($) operation	Dec. 31, 2018 USD ($) operation
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale		$ 23,212	$ 42,000	[1]
Number of discontinued operations | operation		0	0
Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale		$ 23,212	$ 42,000
VLCC V.K. Eddie | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
VLCC weight (in deadweight tons) | T	305,261
Proceeds from sales of vessels previously held for sale	$ 38,000
Non-current assets or disposal groups classified as held for sale	23,200
Costs to sell	400
Gains on disposals of property, plant and equipment	$ 14,400

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.